SHARE-BASED COMPENSATION PROGRAMS - Narrative (Details) $ in Thousands, shares in Millions	12 Months Ended
Dec. 31, 2022 USD ($) tranche shares
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Employee Stock Option | Vesting tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (as a percent)	33.33%
Employee Stock Option | Vesting tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (as a percent)	33.33%
Employee Stock Option | Vesting tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (as a percent)	33.33%
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential shares earned (as a percent)	0.00%
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential shares earned (as a percent)	200.00%
ROE Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award type (as a percent)	50.00%
TSR Performance Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award type (as a percent)	50.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized	$ 31
Compensation cost, recognition period (in years)	2 months 12 days
Omnibus Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares	22.0
Annual Awards | Restricted Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Annual Awards | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Share-based compensation arrangement by share-based payment award, number of distant tranches from performance shares | tranche	2
Parent | Restricted Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost, recognition period (in years)	1 year 7 months 6 days
Unvested restricted shares and holding units (in shares) | shares	1.9
Compensation cost not yet recognized	$ 25,000
Parent | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost, recognition period (in years)	1 year 6 months
Unvested restricted shares and holding units (in shares) | shares	1.1
Compensation cost not yet recognized	$ 8,000
Parent | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized	$ 92
Compensation cost, recognition period (in years)	1 month 24 days